Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments
Schedule of estimated fair values of the Company's financial instruments

		As of June 30, 2026		As of December 31, 2025
	Balance Sheet Location	Book Value	Fair Value	Book Value	Fair Value

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,008,268	$1,008,268	$1,037,292	$1,037,292
Marketable securities	Investments, Current	$223,176	$223,176	$120,244	$120,244
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$732,725	$732,725	$415,016	$415,016
Unsecured long-term debt (1)	Current portion of long-term debt, net & Long-term debt, net	$500,000	$518,125	$762,766	$782,269

Schedule of estimated fair value of the financial instruments that are measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

		Fair Value Measurements as of June 30, 2026
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Marketable securities	Investments, Current	$223,176	$223,176	$—	$—

		Fair Value Measurements as of December 31, 2025
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Marketable securities	Investments, Current	$120,244	$120,244	$—	$—

Schedule of estimated fair value of the financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy

		Fair Value Measurements as of June 30, 2026
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,008,268	$1,008,268	$—	$—
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$732,725	$—	$732,725	$—
Unsecured long-term debt (1)	Long-term debt, net	$518,125	$518,125	$—	$—

		Fair Value Measurements as of December 31, 2025
	Balance Sheet Location	Total	(Level I)	(Level II)	(Level III)

		(in ‘000s of US$)
ASSETS
Cash and cash equivalents	Cash and cash equivalents	$1,037,292	$1,037,292	$—	$—
LIABILITIES
Secured long-term debt, including current portion (1)	Current portion of long-term debt, net & Long-term debt, net	$415,016	$—	$415,016	$—
Unsecured long-term debt (1)	Current portion of long-term debt, net & Long-term debt, net	$782,269	$782,269	$—	$—
(1)	Secured and unsecured long-term debt, including current portion is presented gross of deferred finance costs and debt discount of $22.0 million and $22.7 million (current and non current portions) as of June 30, 2026 and December 31, 2025, respectively. The fair value of the Company’s secured debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities.